===================================


                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                      ===================================



                               INVESTMENT ADVISER
                             F.L. PUTNAM INVESTMENT
                               MANAGEMENT COMPANY
                               20 Williams Street
                         Wellesley, Massachusetts 02481




                               SEMI ANNUAL REPORT
                                  JUNE 30, 2003
                                   (UNAUDITED)

                      ===================================

                          PRINCIPLED EQUITY MARKET FUND


The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.

  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index





                                [OBJECT OMITTED]





    ----------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
    ======================================================================

              Six Months*   1 Year   3 Year   5 Year       From
                                                        Inception
    -----------------------------------------------------------------------

               9.76%        0.43%   (10.64%)  (1.04%)     6.13%
    =======================================================================

    * Not annualized for the period from December 31, 2002 to June 30, 2003.

    The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

    -----------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003

                                   (Unaudited)


Assets:
Investments at quoted market value (cost $22,306,056;
 see Schedule of Investments, Notes 1, 2, & 6).......   $  26,334,035
Cash ................................................          82,663
Dividends and interest receivable....................          31,324
Prepaid Expenses.....................................             419
                                                        -------------
    Total assets.....................................      26,448,441
                                                        -------------

Liabilities:
Accrued expenses and other liabilities (Note 3)......          31,377
                                                        -------------
    Total liabilities................................          31,377
                                                        -------------

Net Assets:
Capital stock (2,750,000 shares authorized at no
 par value, amount paid in on 2,134,930 shares
 outstanding) (Note 1)...............................      24,286,722
Distributable earnings (Notes 1, 2 & 7)..............       2,130,342
    Net assets (equivalent to $12.37 per share,
     based on 2,134,930 capital shares outstanding)..   $  26,417,064
                                                        =============



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2003

                                   (Unaudited)

Income:
 Dividends...........................................   $   207,636
 Interest............................................           221
                                                        -----------
    Total income.....................................       207,857
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................        30,668
 Administration fees (Note 4)........................        13,880
 Legal fees..........................................         6,151
 Trustees' fees and expenses.........................        11,546
 Transfer fees (Note 4)..............................         5,949
 Audit and accounting fees...........................         7,936
 Custodian fees......................................         5,328
 Other expenses......................................        18,134
                                                        -----------
    Total expenses...................................        99,592
                                                        -----------
Net investment income................................       108,265
                                                        -----------

Realized and unrealized loss on investments:
  Realized loss on investments-net...................    (1,254,605)
  Increase in net unrealized appreciation in
   investments.......................................     3,489,007
                                                        -----------
    Net gain on investments..........................     2,234,402
                                                        -----------
Net increase in net assets resulting from operations. $   2,342,667
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS


                                           Six Months
                                              Ended
                                          June 30, 2003      Year Ended
                                           (Unaudited)    December 31, 2002
                                          --------------- ------------------
From operations:
 Net investment income................... $  108,265            228,203
 Realized loss on investments, net....... (1,254,605)          (542,516)
 Increase (decrease) in net unrealized
  appreciation in investments............  3,489,007         (5,461,730)
                                          --------------   -------------
    Net increase (decrease) in net assets
     resulting from operations...........  2,342,667         (5,776,043)
                                          --------------   -------------

Distributions to shareholders:
 From net investment income ($0.10 per
 share in 2002)..........................       --             (223,788)
 From net realized gain on investments...       --                --
                                          --------------   -------------
    Total distributions to shareholders..       --             (223,788)
                                          --------------   -------------

From capital share transactions:
                        Number of Shares
                         2003      2002
                       --------- ---------
 Proceeds from sale of
  shares..............    237       1,985      2,656             25,877
 Shares issued to
  shareholders in
  distributions
  reinvested..........     --      16,878      --               192,075
 Cost of shares
  redeemed............ (35,756)    (9,295)  (385,099)           (99,340)
                      ---------- --------- ------------     ------------
 Decrease (increase)
  in net
  assets resulting
  from capital
  share transactions.. (35,519)     9,568   (382,443)           118,612
                       ========= ========= ------------     ------------

Net increase (decrease) in net assets....   1,960,224        (5,881,219)
Net assets:
  Beginning of period....................  24,456,840        30,338,059
                                          -------------     ------------
  End of period (including undistributed
   net investment income of $117,286 )... $26,417,064       $24,456,840
                                          =============     ============


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)

                          Six
                         Months     Year      Year      Year      Year
                          Ended     Ended     Ended     Ended     Ended
                        June 30,  December  December  December  December
                          2003    31,2002   31, 2001  31, 2000  31, 1999
                      (Unaudited)
Investment income ...... $ 0.10    $ 0.20    $ 0.17     $ 0.20    $ 0.24
Expenses, net...........   0.05      0.10      0.07       0.09      0.10
                        ------------------------------ --------- ----------
Net investment income ..   0.05      0.10      0.10       0.11      0.14
Net realized and
unrealized (loss)
   gain on investments..   1.05     (2.77)    (2.69)     (0.78)     3.19
Distributions to
shareholders:
  From net investment
  income................   0.00      0.10      0.10       0.11      0.14
  From net realized
  gain on investments...   0.00      0.00      0.00       0.30      0.68
                        ------------------------------ --------- ----------
Net (decrease) increase
in net asset value......   1.10     (2.77)    (2.69)     (1.08)     2.51
Net asset value:
  Beginning of period...  11.27     14.04     16.73      17.81     15.30
                        ------------------------------ --------- ----------
  End of period......... $12.37    $11.27    $14.04     $16.73    $17.81
                        ============================== ========= ==========

Total Return............   9.76%   (19.00%)  (15.49%)    (3.76%)   21.16%
Ratio of expenses
 to average net assets..   0.81%     0.72%     0.53%      0.50%     0.55%
Ratio of net investment
 income to average
 net assets.............   0.88%     0.85%     0.72%      0.60%     0.82%
Portfolio turnover......   0.21      0.02      0.003      0.01      0.15
Average commission rate
paid....................   0.0010    0.0191    0.0197     0.0446    0.0314
Number of shares
outstanding at end of
period..................  2,134,930 2,170,449 2,160,880  1,911,587 1,873,574

Per share data and
ratios assuming no
waiver of advisory fees:
  Expenses.............             0.10      0.10       0.13      0.12
  Net investment income             0.10      0.16       0.10      0.09
  Ratio of expenses to
   average net
   assets...............            0.74%     0.63%      0.60%     0.65%
  Ratio of net
   investment income to
   average net assets...            0.83%     0.62%      0.50%     0.72%

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)


                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
COMMON STOCK - 99.69%
           Advertising Industry -- 0.50%
  1,600    Interpublic Group of Companies Inc.....    21,408
  1,300    Monster Worldwide Incorporated*........    25,649
  1,200    Omnicom Group..........................    86,040
                                                      ----------
                                                      133,097
                                                      ----------
           Air Transport Industry -- 0.37%
  1,400    Delta Air Lines Incorporated...........    20,552
  2,200    Gateway Incorporated*..................     8,030
  4,050    Southwest Airlines Company*............    69,660
                                                      ----------
                                                      98,242
                                                      ----------
           Auto & Truck Industry -- 0.07%
    500    Cummins Incorporated...................    17,945
                                                      ----------

           Auto Parts (OEM) Industry -- 0.30%
    700    Arvinmeritor...........................    14,126
    600    Superior Industries International......    25,020
  1,300    Synovus Financial Corporation..........    27,859
  1,800    Visteon Corporation....................    12,366
                                                      ----------
                                                      79,371
                                                      ----------
           Auto Parts (Replacement) Industry --
           2.04%
 16,850    Genuine Parts Company..................    539,369
                                                      ----------

           Bank Industry -- 9.06%
  1,700    BB&T Corporation.......................    58,310
  5,230    Bank One Corporation...................    194,451
  3,000    Bank of New York Company Incorporated..    86,070
 11,889    BankAmerica Corporation (New) .........    939,588
    900    Capital One Financial..................    44,262



* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Bank Industry (Continued)
  3,984    Fleetboston Financial Corporation......    118,365
    600    Keycorp................................    15,162
  1,100    PNC Bank Corporation...................    53,691
    900    State Street Corporation...............    35,460
    300    Suntrust Banks.........................    17,802
  4,400    Wachovia Corporation (New) ............    175,824
  4,104    Washington Mutual Incorporated.........    169,495
  9,600    Wells Fargo and Company................    483,840
                                                      ----------
                                                      2,392,320
                                                      ----------
           Bank (Midwest) Industry - 2.61%
  1,100    Comerica Incorporated..................    51,150
  2,700    Fifth Third Bankcorp...................    155,034
  5,400    Mellon Bank Corporation................    149,850
  2,200    National City Corporation..............    71,962
  1,100    Northern Trust.........................    45,760
  8,728    US Bankcorp (New) .....................    213,836
                                                      ----------
                                                      687,592
                                                      ----------
           Beverage (Soft Drink) Industry -- 2.62%
  2,500    Coca Cola Enterprises Incorporated.....    45,375
 14,510    Pepsico Incorporated...................    645,695
                                                      ----------
                                                      691,070
                                                      ----------
           Business Services (Other) Industry --
           0.24%
  7,600    Solectron*.............................    28,424
  1,300    Sungard Data*..........................    33,683
                                                      ----------
                                                      62,107
                                                      ----------
           Chemical (Basic) Industry -- 0.04%
  1,100    Millennium Chemicals...................    10,461
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Chemical (Diversified) Industry --
           0.66%
  2,700    Air Products and Chemicals Incorporated    112,320
  1,400    Millipore Corporation*.................    62,118
                                                      ----------
                                                      174,438
                                                      ----------
           Chemical (Specialty) Industry -- 0.38%
  1,300    Praxair Incorporated...................    78,130
    400    Sigma Aldrich Corporation..............    21,728
                                                      ----------
                                                      99,858
                                                      ----------
           Communication (Other) Industry -- 0.04%
  2,200    Ciena Corporation*.....................    11,374
                                                      ----------

           Computer and Peripherals Industry --
           3.44%
  3,200    3Com Corporation*......................    14,944
  2,000    Apple Computer Incorporated............    38,120
 15,400    Dell Computer Corporation*.............    490,336
  7,400    EMC Corporation*.......................    77,478
 10,100    Hewlett Packard Company................    215,130
  1,800    Ingram Micro Incorporated*............     19,764
    124    MIPS Technologies Incorporated*........       315
    307    Riverstone Networks Incorporated*......       359
    900    Silicon Graphics Incorporated*.........       999
 11,200    Sun Microsystems Incorporated*.........    52,080
                                                      ----------
                                                      909,525
                                                      ----------
           Computer Integrated Systems Design
           Industry -- 0.08%
    600    Fiserv Incorporated*...................    21,396
                                                      ----------

           Computer Networks Industry -- 0.14%
  1,200    Comverse*..............................    18,012
    600    Enterasys Networks*....................     1,818

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Computer Networks Industry (Continued)
  1,100    Network Appliance*.....................    17,688
                                                      ----------
                                                      37,518
                                                      ----------
           Computer Related Business Services
           Industry -- 0.11%
    300    Adaptec Incorporated*..................     2,385
  2,700    Siebel System*.........................    25,604
                                                      ----------
                                                      27,989
                                                      ----------
           Computer Software & Services Industry
           -- 6.75%
    800    Adobe Systems Incorporated.............    25,656
  2,600    Automatic Data Processing Incorporated.    88,036
    400    Citrix Systems Incorporated*...........     8,144
  3,750    Computer Associates International......    83,550
  3,000    Compuware Corporation*.................    17,160
  2,700    Concord EFS Incorporated*..............    39,744
  2,700    First Data Corporation.................    111,888
 37,300    Microsoft Corporation..................    956,372
    900    Nvidia Corp*...........................    20,619
 25,400    Oracle Corporation*....................    305,054
  1,200    PeopleSoft Incorporated*...............    21,072
     49    Roxio Incorporated*....................       318
  3,691    Veritas Software Company*..............    106,375
                                                      ----------
                                                      1,783,988
                                                      ----------
           Consumer & Business Services Industry
           -- 0.25%
  1,500    Paychex Incorporated...................    44,085
    200    Reynolds & Reynolds....................     5,712
    800    Robert Half International*.............    15,152
                                                      ----------
                                                      64,949
                                                      ----------
           Diversified Company Industry -- 1.54%
    105    Berkshire Hathaway Class B*............    254,835
  2,100    Hillenbrand Industries.................    105,945

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Diversified Company Industry
           (Continued)
  2,500    Service Corporation International......     9,875
  1,700    Thermo Electron Corporation*...........    35,734
                                                      ----------
                                                      406,389
                                                      ----------
           Drug Industry -- 5.00%
  4,100    Amgen Incorporated*....................    270,354
  4,100    Eli Lilly and Company..................    282,777
  4,200    Forest Labs Incorporated*..............    229,950
    700    Genzyme Corporation - General Division*    29,302
    200    Indevus Pharmaceuticals*...............     1,248
  1,200    King Pharmaceuticals*..................    17,712
  8,000    Merck and Company Incorporated.........    484,400
    400    Quintiles Transnational Corporation*...     5,668
                                                      ----------
                                                      1,321,411
                                                      ----------
           Drugstore Industry -- 0.85%
  2,200    Longs Drug.............................    36,520
    800    Rite Aid Corporation...................     3,560
  6,100    Walgreen Company.......................    183,610
                                                      ----------
                                                      223,690
                                                      ----------
           Electric & Other Utility Services
           Industry -- 1.32%
  4,500    Calpine Corporation*...................    29,700
  1,053    NiSource Incorporated..................    20,007
 11,774    Scottish Power Incorporated............    286,226
  2,100    Sierra Pacific Resources Incorporated..    12,474
                                                      ----------
                                                      348,407
                                                      ----------
           Electric Utility (Central) Industry --
           0.06%
  2,800    Reliant Resources Incorporated*........    17,164
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Electrical Equipment Industry -- 0.97%
  1,600    Avnet Incorporated.....................    20,288
  1,800    Emerson Electric Company...............    91,980
  1,600    Grainger, WW Incorporated..............    74,816
  1,600    Maxim Integrated Products..............    54,560
    300    Qlogic Corporation*....................    14,472
                                                      ----------
                                                      256,116
                                                      ----------
           Electronics Industry -- 0.02%
    200    Scientific Atlanta.....................     4,768
                                                      ----------

           Entertainment Industry -- 0.14%
  1,100    Metro Goldwyn Mayer*...................    13,662
    800    Univision*.............................    24,320
                                                      ----------
                                                      37,982
                                                      ----------
           Environmental Industry -- 0.18%
  1,700    AutoNation Incorporated*...............    26,724
  1,000    Flowserve Corporation..................    19,670
                                                      ----------
                                                      46,394
                                                      ----------
           Financial Services Industry -- 4.17%
  7,800    American Express Company...............    326,118
    400    Deluxe Corporation.....................    17,920
  3,400    Franklin Resources Incorporated........    132,838
    338    Gartner Group Incorporated Class B.....     2,538
  1,000    H and R Block Incorporated.............    43,250
    900    Janus Capital..........................    14,760
  5,400    MBNA Corporation.......................    112,536
  6,040    Morgan Stanley Dean Witter.............    258,210
    400    Price T Rowe...........................    15,108
 17,550    Schwab (Chas) Corporation..............    177,080
                                                      ----------
                                                      1,100,358
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Food Processing Industry -- 3.01%
  1,100    Campbell Soup..........................    26,950
  4,400    General Mills Incorporated.............    208,604
  4,500    Hershey Foods Corporation..............    313,470
  1,700    Kellogg Company........................    58,429
  3,700    Sara Lee Corporation...................    69,597
  2,100    Wm Wrigley Jr Company..................    118,083
                                                      ----------
                                                      795,133
                                                      ----------
           Food Wholesalers Industry -- 1.44%
  1,100    Supervalu Incorporated.................    23,452
 11,900    Sysco Corporation......................    357,476
                                                      ----------
                                                      380,928
                                                      ----------
           Foreign Telecommunication Industry --
           0.11%
 10,400    Nortel Networks Corporation............    28,080
                                                      ----------

           Furniture/Home Furnishings Industry --
           0.11%
  1,400    Leggett & Platt........................    28,700
                                                      ----------

           Gold/Silver Mining Industry -- 0.49%
  7,200    Barrick Gold Corporation...............    128,880
                                                      ----------

           Grocery Industry -- 0.16%
  1,652    Albertsons Incorporated................    31,718
    800    Winn Dixie Stores Incorporated.........     9,848
                                                      ----------
                                                      41,566
                                                      ----------
           Healthcare Info Systems Industry --
           0.11%
    800    McKesson HBOC Incorporated.............    28,592
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Home Appliance Industry -- 0.14%
    500    Maytag Corporation.....................    12,210
    400    Whirlpool Corporation..................    25,480
                                                      ----------
                                                      37,690
                                                      ----------
           Homebuilding Industry -- 0.06%
    600    DR Horton Incorporated.................    16,860
                                                      ----------

           Household Products Industry -- 0.21%
  1,982    Newell Rubbermaid Incorporated.........    55,496
                                                      ----------

           Industrial Services Industry -- 0.04%
    300    Nabors Industries Incorporated.........    11,859
                                                      ----------

           Insurance (Diversified) Industry --
           4.47%
 11,773    American International Group...........    649,634
  1,200    Lincoln National Corporation...........    42,756
  4,000    Lowe's Companies Incorporated..........    171,800
    600    MBIA Incorporated .....................    29,250
  1,500    MGIC Investment Corporation............    69,960
  2,400    Marsh and Mclennan Companies...........    122,568
  7,000    UnumProvident Corporation..............    93,520
                                                      ----------
                                                      1,179,488
                                                      ----------
           Insurance (Life) Industry -- 0.30%
    400    AFLAC Incorporated.....................    12,300
    700    Hancock John...........................    21,511
    900    Jefferson Pilot Corporation............    37,314
  1,000    Providian Corporation..................     9,260
                                                      ----------
                                                      80,385
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------

           Insurance (Property/Casualty) Industry
           -- 2.24%
  4,400    Allstate Corporation...................    156,860
    900    Chubb Corporation......................    54,000
    600    Cincinnati Financial...................    22,224
  1,400    Hartford Financial Services Group......    70,504
  1,500    Progressive Corporation, Ohio..........    109,650
    700    Safeco Corporation.....................    24,703
  2,594    Saint Paul Companies Incorporated......    95,018
    798    Travelers Property Class A.............    12,688
  2,940    Travelers Property Class B.............    46,364
                                                      ----------
                                                      592,011
                                                      ----------
           Internet Services Industry-- 0.20%
  1,600    Yahoo Incorporated*....................    52,320
                                                      ----------

           Machinery Industry -- 0.18%
    200    Snap On Incorporated...................     5,806
  1,500    Stanley Works..........................    41,445
                                                      ----------
                                                      47,251
                                                      ----------
           Machinery (Construction & Mining)
           Industry -- 0.36%
  2,100    Deere and Company......................    95,970
                                                      ----------

           Management Services Industry -- 0.25%
  1,300    Convergys Corporation*.................    20,800
  1,000    KLA-Tencor Corporation*................    46,460
                                                      ----------
                                                      67,260
                                                      ----------
           Manufacturing - Communication &
           Industrial Products Industry -- 0.06%
  4,700    JDS Uniphase*..........................    16,436
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Manufacturing - Electronics (General)
           Industry -- 0.44%
  2,100    American Power Conversion..............    32,781
  3,125    Molex Incorporated.....................    84,313
                                                      ----------
                                                      117,094
                                                      ----------
           Manufacturing - Electronics (Not
           Elsewhere) Industry -- 0.41%
    400    Novelluss Systems Incorporated*........    14,660
  6,125    Symbol Technical.......................    79,686
    900    Thomas and Betts Corporation...........    13,005
                                                      ----------
                                                      107,351
                                                      ----------
           Manufacturing (General) Industry --
           0.54%
  1,800    Diebold Incorporated...................    77,850
    900    Lexmark International*.................    63,693
                                                      ----------
                                                      141,543
                                                      ----------
           Medical - Clinical Supplies & Services
           Industry -- 0.14%
    400    Laboratory Corporation*................    12,060
    400    Quest Diagnostics Incorporated*........    25,520
                                                      ----------
                                                      37,580
                                                      ----------
           Medical Services Industry -- 1.24%
  2,600    IMS Health.............................    46,774
  1,500    Idexx Laboratories Incorporated*.......    49,995
  4,600    United Healthcare Corporation..........    231,150
                                                      ----------
                                                      327,919
                                                      ----------
           Medical Supplies Industry -- 6.75%
  5,800    Abbott Laboratories....................    253,808
  2,200    Baxter International Incorporated......    57,200
    300    Becton Dickinson and Company...........    11,655
  3,475    Biomet Incorporated....................    99,698
  2,400    Boston Scientific Corporation*.........    146,640
  7,400    Cardinal Health Incorporated...........    475,820

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Medical Supplies Industry (Continued)
  1,000    Guidant Corporation....................    44,390
  7,600    Medtronic Incorporated.................    364,572
  4,700    Stryker Corporation....................    326,039
    116    Viasys Healthcare Incorporated*........     2,401
                                                      ----------
                                                      1,782,223
                                                      ----------
           Metal Fabricating Industry - 0.77%
  3,100    Illinois Tool Works Incorporated.......    204,135
                                                      ----------

           Metals & Mining (Diversified) Industry
           -- 0.63%
  7,900    Inco Limited...........................    167,006
                                                      ----------

           Natural Gas (Distribution) Industry --
           0.46%
  4,600    WGL Holdings...........................    122,820
                                                      ----------

           Natural Gas (Diversified) Industry --
           0.47%
  1,952    Burlington Resources Incorporated......    105,545
  2,200    Williams Companies Incorporated........    17,380
                                                      ----------
                                                      122,925
                                                      ----------
           Newspaper Industry -- 0.94%
  2,500    Gannett Incorporated...................    192,025
  1,190    Tribune Company........................    57,477
                                                      ----------
                                                      249,502
                                                      ----------
           Oil and Mining Services Industry --
           0.06%
  3,200    Global Industries*.....................    15,424
                                                      ----------

           Office Equipment & Supplies Industry
           -- 1.03%
  2,300    Ikon Office Solutions Incorporated.....    20,470
    400    Imagistics International*..............    10,320
  1,000    Office Depot Incorporated*.............    14,510

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Office Equipment & Supplies Industry
           (Continued)
  5,000    Pitney Bowes Incorporated..............    192,050
    700    Staples Incorporated*..................    12,845
  2,100    Xerox Corporation......................    22,239
                                                      ----------
                                                      272,434
                                                      ----------
           Oil Exploration Industry -- 0.02%
    212    Cimarex Energy*........................     5,035
                                                      ----------

           Oilfield Services/Equipment Industry
           -- 0.59%
    200    Cooper Cameron Corporation*............    10,076
    400    Ensco International Incorporated.......    10,760
  1,266    Global Santa Fe Corporation............    29,548
    400    Helmerich and Payne Incorporated.......    11,680
    600    Noble Corporation*.....................    20,580
    700    Rowan Companies Incorporated...........    15,680
  1,936    Transocean Incorporated................    42,534
    712    Varco International Incorporated*......    13,955
                                                      ----------
                                                      154,813
                                                      ----------
           Packaging & Container Industry -- 0.26%
    900    Bemis Company Incorporated.............    42,120
    300    Sealed Air Corporation*................    14,298
    550    Sonoco Products Company................    13,211
                                                      ----------
                                                      69,629
                                                      ----------
           Paper & Forest Products Industry --
           0.19%
    200    Chesapeake Corporation.................     4,370
     48    Kadant Incorporation*..................       886
  1,700    Plum Creek Timber......................    44,115
                                                      ----------
                                                      49,371
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Petroleum (Integrated) Industry --
           2.52%
    358    Devon Energy Corporation...............    19,117
  1,200    Murphy Oil Corporation.................    63,120
 12,500    Royal Dutch Petroleum..................    582,750
                                                      ----------
                                                      664,987
                                                      ----------
           Petroleum (Producing) Industry -- 0.46%
  2,564    Anadarko Petroleum Corporation.........    114,021
    200    Pogo Producing Company.................     8,550
                                                      ----------
                                                      122,571
                                                      ----------
           Publishing Industry -- 0.23%
  1,000    Mcgraw Hill Company Incorporated.......    62,000
                                                      ----------

           Railroad Industry - 0.57%
  2,300    CSX Corporation........................    69,207
  4,200    Norfolk Southern Corporation...........    80,640
                                                      ----------
                                                      149,847
                                                      ----------
           Real Estate Investment Trust Industry
           -- 0.28%
  2,700    Equity Office Properties...............    72,927
                                                      ----------

           Real Estate (Other) Industry -- 1.20%
 11,200    AMB Property...........................    317,520
                                                      ----------

           Recreation Industry -- 0.05%
  2,000    Six Flags Incorporated*................    13,560
                                                      ----------

           Rental & Leasing Industry -- 0.06%
  1,200    United Rentals*........................    16,668
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Restaurant Industry -- 1.04%
    700    Darden.................................    13,286
 11,800    McDonalds Corporation..................    260,308
                                                      ----------
                                                      273,594
                                                      ----------
           Retail (Special Lines) Industry --
           0.14%
  1,100    Tiffany & Company .....................    35,948
                                                      ----------

           Retail Building Supply Industry --
           1.34%
 10,700    Home Depot Incorporated................    354,384
                                                      ----------

           Retail Store Industry -- 1.66%
    700    American Eagle*........................    12,880
    800    BJ's Wholesale Club Incorporated*......    12,048
  4,300    Borders Group, Incorporated*...........    75,723
  1,600    CVS Corporation........................    44,848
  2,100    Clear Channel Communications...........    89,019
  2,176    Dollar General.........................    39,734
  4,200    Federated Department Stores............    154,728
    100    Foot Locker Incorporated...............     1,325
    271    Neiman Marcus Class B*.................     9,349
                                                      ----------
                                                      439,654
                                                      ----------
                                                      ----------
           Retail - Televisions, Radios &
           Electronics Industry -- 0.28%
  1,050    Best Buy*..............................    46,116
  2,500    Circuit City Corporation...............    22,000
    200    RadioShack Corporation.................     5,262
                                                      ----------
                                                      73,378
                                                      ----------
           Securities Brokerage Industry -- 0.74%
  4,200    Merrill Lynch and Company Incorporated.    196,056
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Semiconductor Industry -- 2.87%
  1,100    Advanced Micro Devices Incorporated*...     7,051
  1,800    Altera*................................    29,574
  2,200    Analog Devices Incorporated*...........    76,604
  1,200    Broadcom Corporation*..................    29,892
 21,500    Intel Corporation......................    447,415
  1,800    LSI Logic*.............................    12,744
  2,000    Linear Technologies Corporation........    64,760
  2,200    Micron Technology Incorporated.........    25,586
    947    Mykrolis Corporation*..................     9,612
    900    National Semiconductor Company*........    17,748
  1,500    Xilinx Incorporated*...................    37,950
                                                      ----------
                                                      758,936
                                                      ----------
           Semiconductor Capital Equipment
           Industry -- 0.35%
  5,900    Applied Materials Incorporated*........    93,456
                                                      ----------

           Steel (General) Industry -- 0.02%
    400    Worthington Industries Incorporated....     5,360
                                                      ----------

           Telecommunication Equipment Industry
           -- 1.76%
  1,400    ADC Telecommunications*................    3,220
  1,800    Agilent Technology*....................    35,190
    300    Andrew Corporation*....................    2,802
 24,700    Cisco Systems Incorporated*............    414,713
  1,400    Tellabs Incorporated*..................    9,184
                                                      ----------
                                                      465,109
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Telecommunication Services Industry --
           5.17%
 16,800    A T & T Wireless Services Incorporated.    137,928
  1,800    Alltel Corporation.....................    86,796
 10,700    Bellsouth Corporation..................    284,941
  7,300    Comcast Corporation Class A............    220,314
  1,800    Nextel Communication*..................    32,526
  2,800    Qualcomm...............................    100,884
 14,747    SBC Communications Incorporated........    376,786
  7,100    Sprint Corporation (FON Group) ........    102,240
  4,000    Sprint PCS*............................    23,000
                                                      ----------
                                                      1,365,415
                                                      ----------
           Thrift Industry -- 3.66%
  4,300    Federal Home Loan Mortgage Association.    218,311
 11,100    Federal National Mortgage Association..    748,584
                                                      ----------
                                                      966,895
                                                      ----------
           Toiletries/Cosmetics Industry -- 0.73%
  3,100    Avon Products Incorporated.............    192,820
                                                      ----------

           Toy Industry -- 0.08%
  1,700    Toys R Us*.............................    20,604
                                                      ----------

           Transportation Industry -- 0.47%
  3,100    Harley-Davidson Incorporated...........    123,566
                                                      ----------

                          PRINCIPLED EQUITY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                    Continued
                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Transportation Services Industry -
           1.18%
  1,278    Sabre Holdings Corporation.............    31,503
  4,400    United Parcel Service..................    280,280
                                                      ----------
                                                      311,783
                                                      ----------

           Total common stocks (cost $22,306,056).    26,334,035
                                                      ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 0.31%......
                                                      83,029
                                                      ------------

Total Net Assets.................................... $26,417,064
                                                      =============

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003

1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value.
    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Prior to the adoption of Statement of Position 98-5 issued by the American Institute of Certified Public Accountants, costs incurred in connection with the organization and registration of the Trust were deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations. Statement of Position 98-5 directed that all remaining unamortized organizational costs be expensed.
2. Tax basis of investments:
   At June 30, 2003, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $6,295,909. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,267,930.
   Net unrealized appreciation in investments at June 30, 2003 was $4,027,979.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003

                                   (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam.
   The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees from inception until March 15, 2002. On March 15, 2002, the Board of Directors authorized F.L. Putnam to begin receiving compensation for its services.
   At June 30, 2003, investment advisory fees of $15,806 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $6,322 was due F.L. Putnam and $9,484 was due PanAgora.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.
5. Related parties:
   The President and Secretary of the Trust, Mr. David Putnam, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2003 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities...   ..................    $          --
      Other investments.......................        5,181,481
                                                  -------------
                                                  $   5,181,481
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $         --
      Other investments.......................       5,355,519
                                                  -------------
                                                  $  5,355,519
                                                  =============

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003

                                   (Continued)




7. Certain Transactions:
It is the Trust's intention, as authorized by the Board of the Trustees of the Trust, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time and in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price which is no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2002, a distribution of $0.10 per share was declared. The dividend was paid on December 26, 2002 to shareholders of record on December 19, 2002.
   The tax character of distributions paid during 2002 was as follows:

                                                      2002
    Distributions paid from:
      Ordinary income.........................   $    223,788

   As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

      Accumulated undistributed net investment
       income.................................   $    117,286
      Accumulated realized loss from securities
       transactions...........................     (2,014,923)
      Net unrealized appreciation in value of
       investments............................      4,027,979
                                                ----------------
                                                 $  2,130,342
                                                ================

                          PRINCIPLED EQUITY MARKET FUND




HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer and
Director, Mercy Health
System of Maine (Retired)

SISTER ANNE MARY DONOVAN                     Trustee
Treasurer, Emmanuel College

DR. LORING E. HART                           Trustee
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                    Trustee
Former President, Regional Community of
Portland, Sisters of
Mercy of the Americas

DAVID W.C. PUTNAM                            President, Secretary
President                                    and Trustee
F.L. Putnam Securities Company, Incorporated

C. KENT RUSSELL                              Treasurer
Chief Financial Officer, Catholic Health
East

REV. MSGR. VINCENT TATARCZUK                 Trustee
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.             Trustee
Physician; Principal, Ambulatory Surgical
Centers of America,   L.L.C.

REV. MR. JOEL M. ZIFF                        Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion

                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
               40 Williams Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109



This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

Information with respect to Disclosure Controls and Procedures

The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 30, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is recorded, processed, summarized and reported within the time periods specified in the Security & Exchange Commission rules and forms, including, without limitation, that such controls and procedures are designed to ensure that such information is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the most recent evaluation, including that there has been no corrective actions with regard to significant deficiencies and material weaknesses.